Leases	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
LEASES

7. Leases

The Company leases office, dormitory and warehouse spaces for varying periods in Hong Kong and Vietnam. As the majority of the leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company’s lease agreements do not contain any material guarantees or restrictive covenants. The Company does not have any sublease activities. Short-term leases, defined as leases with initial term of 12 months or less, are not recorded on the Consolidated Balance Sheets. The most significant assets in the Company’s leasing portfolio relate to real estate. For purposes of calculating lease liabilities for such leases, the Company have combined lease and non-lease components.

The Company’s rights-of-use assets and lease liabilities recognized in the Consolidated Balances Sheets consist of the following:

	As of March 31,
	2024	2025
	USD	USD
Rights-of-use assets – operating lease	85,221	983,097
Operating lease liabilities – current	88,139	405,146
Operating lease liabilities – non-current	—	615,366
	88,139	1,020,512

The component of lease expenses are as follows:

	As of March 31,
	2023	2024	2025
	USD	USD	USD
Operating lease expense	311,708	374,956	454,275

Other information about the Company’s leases is as follows:

	As of March 31,
	2023	2024	2025
	USD	USD	USD
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flows used in operating leases	304,419	379,510	414,715
Right-of-use assets obtained in exchange for new operating lease liabilities	710,437	-	1,338,939
Weighted-average remaining lease term	1.1 years	0.58 years	3.31 years
Weighted-average discount rate	4.26%	4.26%	8.49%

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2024:

Total
USD
Years ending March 31,
2025	89,451
2026	—
2027	—
2028	—
2029 and thereafter	—
Total undiscounted lease payments	89,451
Less: imputed interest	(1,312)
Lease liabilities recognized in the Consolidated Balance Sheet	88,139

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2025:

Total
USD
Years ending March 31,
2026	478,262
2027	239,349
2028	209,185
2029	209,185
2030 and thereafter	52,296
Total undiscounted lease payments	1,188,277
Less: imputed interest	(167,765)
Lease liabilities recognized in the Consolidated Balance Sheet	1,020,512